Supplemental Items	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Supplemental Items
20. Supplemental Items
In the consolidated financial statements, compensation costs are included in both operating and general and administrative expenses. For 2020, employee compensation costs of $13.0 million (2019 - $15.7 million) were included in operating expenses and $15.7 million (2019 - $21.1 million) were included in general and administrative expenses on a gross basis.